13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900


0000936699
 2$wkdrmw
12/31/2000
13F-HR
4 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2000
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		02/12/2001
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 66
                                        ----------------------

Form 13F Information Table Value Total: 1,390,383
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   240903     3393 SH       SOLE                     3393
AFLAC                          COM              001055102    20659   286190 SH       SOLE                   277324              8866
                                                              9224   127775 SH       DEFINED 01             127775
Allegiance Telecom Inc.        COM              01747t102     1072    48150 SH       SOLE                    48150
Ambac Financial Group, Inc.    COM              023139108    39112   670732 SH       SOLE                   613697             57035
                                                             12425   213075 SH       DEFINED 01             213075
Atherogenics, Inc.             COM              047439104      417    83333 SH       SOLE                    83333
Avon Products                  COM              054303102    37101   774960 SH       SOLE                   690230             84730
                                                             15181   317100 SH       DEFINED 01             317100
Berkshire Hathaway - Cl. A     COM              084670108    28755      405 SH       SOLE                      350                55
                                                              7100      100 SH       DEFINED 01                100
Berkshire Hathaway - Cl. B     COM              084670207    71595    30414 SH       SOLE                    28499              1915
                                                             28375    12054 SH       DEFINED 01              12054
Cendant Corp.                  COM              151313103     7138   741575 SH       SOLE                   656775             84800
                                                              3074   319325 SH       DEFINED 01             319325
Charter Communications Inc.    COM              16117M107    40849  1800515 SH       SOLE                  1627965            172550
                                                             14410   635150 SH       DEFINED 01             635150
Closure Medical Corporation    COM              189093107     6840   190000 SH       SOLE                   190000
Coca Cola Co.                  COM              191216100    39136   642238 SH       SOLE                   579484             62754
                                                             13354   219150 SH       DEFINED 01             219150
Comcast Corp                   COM              200300200    46197  1106525 SH       SOLE                   998000            108525
                                                             16798   402350 SH       DEFINED 01             402350
Compaq Computer Corp           COM              204493100    16456  1093450 SH       SOLE                   981975            111475
                                                              6442   428025 SH       DEFINED 01             428025
E. W. Scripps Co.              COM              811054204    47276   751902 SH       SOLE                   680697             71205
                                                             16763   266610 SH       DEFINED 01             266610
Eastman Kodak Co.              COM              277461109      755    19175 SH       SOLE                    19175
Freddie Mac                    COM              313400301     6009    87250 SH       SOLE                    87250
Gillette Co.                   COM              375766102    16297   451118 SH       SOLE                   400818             50300
                                                              6892   190795 SH       DEFINED 01             190795
Household International Inc    COM              441815107    36694   667157 SH       SOLE                   601207             65950
                                                             12881   234200 SH       DEFINED 01             234200
Intel Corp                     COM              458140100      352    11700 SH       SOLE                    11700
Interpublic Group              COM              460690100    50891  1195673 SH       SOLE                  1085805            109868
                                                             19258   452475 SH       DEFINED 01             452475
Johnson & Johnson              COM              478160104     2632    25056 SH       SOLE                    25056
Lexmark International Inc.     COM              529771107    28181   635950 SH       SOLE                   572900             63050
                                                             10522   237450 SH       DEFINED 01             237450
Merck & Co.                    COM              589331107      449     4800 SH       SOLE                     4800
Oakwood Homes                  COM              674098108       39    63100 SH       SOLE                    63100
PartnerRe Ltd Bermuda          COM              G6852T105     8481   139025 SH       SOLE                   123075             15950
                                                              3532    57900 SH       DEFINED 01              57900
Pfizer Inc.                    COM              717081103      874    19000 SH       SOLE                    19000
Priceline.com Inc.             COM              741503106       33    25000 SH       SOLE                    25000
RLI Corp.                      COM              749607107    37972   849719 SH       SOLE                   764784             84935
                                                              3521    78800 SH       DEFINED 01              78800
Republic Services Inc.         COM              760759100    13767   801000 SH       SOLE                   712350             88650
                                                              5717   332650 SH       DEFINED 01             332650
Sabre Holdings Corp.           COM              785905100    35784   829775 SH       SOLE                   747000             82775
                                                             12737   295350 SH       DEFINED 01             295350
Schering Plough                COM              806605101      451     7954 SH       SOLE                     7954
Tellabs, Inc.                  COM              879664100    15938   282088 SH       SOLE                   253388             28700
                                                              5886   104175 SH       DEFINED 01             104175
Tiffany & Co.                  COM              886547108    20594   651185 SH       SOLE                   597350             53835
                                                              7158   226340 SH       DEFINED 01             226340
USA Networks, Inc.             COM              902984103    27700  1425070 SH       SOLE                  1294895            130175
                                                              9487   488100 SH       DEFINED 01             488100
Valassis Communications Inc.   COM              918866104    30509   966610 SH       SOLE                   866310            100300
                                                             11950   378625 SH       DEFINED 01             378625
Verizon Communications         COM              92343V104    33897   676253 SH       SOLE                   615979             60274
                                                              9204   183612 SH       DEFINED 01             183612
Walt Disney Co.                COM              254687106     4203   145230 SH       SOLE                   145230
Washington Post Co. Class B    COM              939640108    58995    95636 SH       SOLE                    87272              8364
                                                             16002    25940 SH       DEFINED 01              25940
XL Cap Ltd.                    COM              G98255105    27842   318650 SH       SOLE                   286400             32250
                                                              9644   110375 SH       DEFINED 01             110375